Debt	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Debt [Abstract]
Debt

Note 5 – Debt

Convertible Note’s Payable – Related Party

In June 2016, the Chief Executive Officer of the Company (“CEO”), William Mobley, loaned the Company $111,000, at an interest rate of 12% per annum. The loan matured on December 31, 2017, and the note is convertible into shares of Class B common stock at a conversion price of $0.50 per share.

The note was converted on March 29, 2024. The outstanding principal and accrued interest balance on March 29, 2024, of $92,068 was converted into 184,136 shares of Class B common stock. As of June 30, 2025, the outstanding principal and interest due to William Mobley was $0.

On May 3, 2024, the Company signed a convertible promissory note with Nextelligence, a related party that is majority owned and controlled by William Mobley, the Company’s CEO, in the principal amount of $1,000,000. The note accrued interest at 12% per annum and was due and payable no later than May 3, 2025. At Nextelligence’s option, all or part of the outstanding principal and accrued interest may be converted into shares of our Class A common stock at a conversion price of $8.00 per share. On July 1, 2024, the Company repaid $1,075,000 on the convertible promissory note with related party Nextelligence. On December 13, 2024, the Company renewed and modified the original May 3, 2024, note to incorporate additional borrowings. On July 26, 2025, the Company approved the conversion of all outstanding principal and interest into common shares at a conversion price of $8 per share. The conversion was accounted for under ASC 470-20 as a debt extinguishment with no gain or loss recognized. The principal of $3,865,555 and accrued interest of $210,496, total of $4,076,000 was converted into 509,507 shares of Class A common stock.

Between October 9, 2025, and November 21, 2025, Nextelligence, a related party, majority owned by the Company’s CEO, provided aggregate funding to the Company totaling $1,500,000. Of this amount, $191,023 was remitted by Nextelligence on behalf of Celebrity Cigars, Inc. and Test Drive Live Inc. to fully satisfy their outstanding accounts receivable balances with the Company. As these entities are under common control, Nextelligence agreed to assume the obligations of both Celebrity Cigars, Inc. and Test Drive Live Inc. The remaining $1,308,977 was recorded as a revolving convertible note payable to Nextelligence, for a total of $1,308,977. The Company and Nextelligence entered into an agreement on November 21, 2025, to place terms on this revolving convertible note payable. The new outstanding revolving convertible note payable has an interest rate of 12%, a maturity date of June 30, 2026, and is convertible at Nextelligence’s discretion for $8 per share of Class A common stock. Additionally, the agreement capitalized all unpaid accrued interest as of November 21, 2025, for $6,575, which resulted in an “original principal balance” of $1,315,552. Between the date of the executed agreement and December 31, 2025, the Company has received an additional $1,110,000. As of December 31, 2025, the total outstanding principal is $2,425,552 and the accrued interest balance is $21,144 for a total outstanding balance of $2,446,696.

Note 6 – Debt

Convertible Note’s Payable – Related Party

In June 2016, the Chief Executive Officer of the Company (“CEO”), William Mobley, loaned the Company $111,000, at an interest rate of 12% per annum. The loan matured on December 31, 2017, and the note is convertible into shares of Class B common stock at a conversion price of $0.50 per share.

The note was converted on March 29, 2024. As of March 29, 2024, and June 30, 2023, accrued interest charges related to this loan were $25,020 and $19,003, respectively. The outstanding principal and accrued interest balance on March 29, 2024, of $92,068 was converted into 184,136 shares of Class B common stock. As of June 30, 2025, the outstanding principal and interest due to William Mobley was $0.

On May 3, 2024, the Company signed a convertible promissory note with Nextelligence in the principal amount of $1,000,000. The note accrued interest at 12% per annum and was due and payable no later than May 3, 2025. At Nextelligence’s option, all or part of the outstanding principal and accrued interest may be converted into shares of our Class A common stock at a conversion price of $8.00 per share. On July 1, 2024, the Company repaid $1,075,000 on the convertible promissory note with related party Nextelligence. On December 13, 2024, the Company renewed and modified the original May 3, 2024, note to incorporate additional borrowings. During the year ended June 30, 2024, and June 30, 2025, the Company borrowed $2,150,000 and $2,952,000, respectively. As of June 30, 2025, the outstanding principal and accrued interest due to Nextelligence was $3,865,555 and $162,839, respectively.

Notes Payable – Related Parties

Between July 2018 and April 2018, a related party, a Company owned by CEO, William Mobley, Public Wire, loaned the Company $66,380, at an interest rate of 12% per annum. The notes representing the loan originally matured on dates ranging from April 1, 2019, to January 1, 2020. Effective June 30, 2021, the Company amended the original promissory note with Public Wire and combined principal and interest from the previous notes under one new loan. In addition, the Company extended the maturity date to June 30, 2024.

On March 29, 2024, the Company entered into a “Debt Conversion Agreement” with Public Wire to convert the outstanding principal and interest of the note payable at a conversion price of $4.00 per share. The total outstanding principal of $89,289 and accrued interest of $29,425, total of $118,714, was converted into 29,679 shares of Class B common stock. The common stock was fair market valued at $8 per share and the Company recognized a debt extinguishment loss of $118,714.

Revolving Convertible Notes Payable – Related Parties

On June 30, 2021, the Company entered into a new revolving convertible promissory note with Nextelligence, which is a related party that is majority owned and controlled by our CEO, for an amount up to $2,500,000; with any borrowings on this loan being at the Company’s complete discretion. Outstanding principal accrued interest at 12% per annum. The borrowing limit was increased to $6,000,000 pursuant to a first amendment to the note dated June 13, 2022. Pursuant to a second amendment to the note dated July 17, 2023, the borrowing limit was increased to $10,000,000 and the maturity date extended to June 30, 2025. In lieu of repayment, at Nextelligence’s option, all or part of the outstanding principal and accrued interest is convertible into shares of our Class A common stock at a conversion price of $0.50 per share.

The Company adopted ASU 2020-06 in the first quarter of fiscal year 2023, and as such, has not recognized any beneficial conversion feature or amortization expense during the year ended June 30, 2024.

During the year ending June 30, 2024, the Company received additional proceeds of $8,320,000 under the revolving convertible promissory note with Nextelligence. On March 29, 2024, the Company approved to convert all outstanding principal and accrued interest into common shares at the conversion price of $0.50 per share. The principal of $13,139,473 and accrued interest of $1,607,952, total of $14,747,425, was converted into 29,494,851 shares of Class A common stock.